Property and equipment net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Subtotal	$ 66,806	$ 130,474
Accumulated depreciation	(48,797)	(105,942)
Total	18,009	24,532
Machinery and equipment
Subtotal	63,634	62,973
Transportation equipment.
Subtotal	38	48,009
Office equipment
Subtotal	$ 3,134	$ 19,492